Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments and risk management
Note 28 – Financial instruments and risk management
We are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by our management team. This may include the use of derivative instruments.
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance
by such counterparties. However, we have established an allowance on our loans and trade receivables due from related parties reflecting their current financial position, lower credit rating and overdue balances.
We do not demand collateral in the normal course of business. The credit exposure of derivative financial instruments is represented by the fair value of contracts with a positive fair value at the end of each period. The credit exposure of interest rate swap agreements, currency option contracts and foreign currency contracts is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements and adjusted for counterparty non-performance
credit risk assumptions. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to us.

Credit risk is also considered as part of our expected credit loss provision. For details on how we estimate expected credit losses refer to Note 5 - “Current expected credit losses”.
Concentration of risk
There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Nordea Bank AB, Danske Bank A/S, BNP Paribas and BTG Pactual. We consider these risks to be remote, but, from time to time, we may utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies. For details on the customers with greater than 10% of contract revenues, refer to Note 6—“Segment information”. For details on amounts due from affiliated companies, refer to Note 27—“Related party transactions”.
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements. On May 11, 2018, we purchased an interest rate cap for $68 million to mitigate exposure to future increases of LIBOR. The $4.5 billion of debt principal covered by the cap is significantly in excess of Seadrill’s debt outstanding following the restructuring and the interest rate cap is not designated as a hedge and therefore we do not apply hedge accounting. The capped rate against the
3-month
US LIBOR is 2.87% and covers the period from June 15, 2018 to June 15, 2023. The
3-month
LIBOR rate as at December 31, 2021 was 0.209%
As part of reference rate reform, the use of LIBOR will be replaced by other interest rate indexes as part of a negotiation with our lenders. As at December 31, 2021 our debt facilities and derivatives continue to be linked to the LIBOR interest rate index. The $683 million reinstated facility and $300 million new money facility will be referenced to the SOFR, whilst the Convertible Note will be referenced to the
3-month
US LIBOR.